Consolidated Statements of Convertible Preferred Stock and Stockholders’ Deficit - USD ($)	Convertible Preferred Stock	Class F Stock	Class A Growth Capital Acquisition Corp Common Stock	Class B Growth Capital Acquisition Corp Common Stock	Growth Capital Acquisition Corp Additional Paid-in Capital	Growth Capital Acquisition Corp Accumulated Deficit	Growth Capital Acquisition Corp	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Gain (Loss)	Accumulated Deficit	Total
Balance at Mar. 31, 2019				$ 431	$ 139,269	$ (136,942)	$ 2,758
Balance (in Shares) at Mar. 31, 2019				4,312,500
Contribution from stockholder					9,000		9,000
Net income (loss)						(9,715)	(9,715)
Balance at Mar. 31, 2020				$ 431	148,269	(146,657)	2,043
Balance (in Shares) at Mar. 31, 2020				4,312,500
Balance at Dec. 31, 2019	$ 46,847,000								$ 1,336,000	$ (10,000)	$ (38,563,000)	$ (37,237,000)
Balance (in Shares) at Dec. 31, 2019	15,342,075	8,402,000						27,004,791
Issuance of Series C convertible preferred stock in exchange for cash, net of issuance costs	$ 52,623,000
Issuance of Series C convertible preferred stock in exchange for cash, net of issuance costs (in Shares)	6,299,559
Stock transfer (in Shares)	29,857	(29,857)
Issuance of common stock upon exercise of stock options									225,000			$ 225,000
Issuance of common stock upon exercise of stock options (in Shares)								180,091				305,091
Stock-based compensation									725,000			$ 725,000
Unrealized gain on available-for-sale, net of tax										3,000		3,000
Foreign currency translation adjustment										(11,000)		(11,000)
Net income (loss)											(19,634,000)	(19,634,000)
Balance at Dec. 31, 2020	$ 99,470,000			$ 431	152,355	(146,771)	6,015		2,286,000	(18,000)	(58,197,000)	(55,929,000)
Balance (in Shares) at Dec. 31, 2020	21,671,491	8,372,143		4,312,500				27,184,882
Balance at Mar. 31, 2020				$ 431	148,269	(146,657)	2,043
Balance (in Shares) at Mar. 31, 2020				4,312,500
Net income (loss)
Balance at Jun. 30, 2020				$ 431	148,269	(146,657)	2,043
Balance (in Shares) at Jun. 30, 2020				4,312,500
Balance at Mar. 31, 2020				$ 431	148,269	(146,657)	2,043
Balance (in Shares) at Mar. 31, 2020				4,312,500
Net income (loss)							(114)
Balance at Dec. 31, 2020	$ 99,470,000			$ 431	152,355	(146,771)	6,015		2,286,000	(18,000)	(58,197,000)	(55,929,000)
Balance (in Shares) at Dec. 31, 2020	21,671,491	8,372,143		4,312,500				27,184,882
Balance at Mar. 31, 2020				$ 431	148,269	(146,657)	2,043
Balance (in Shares) at Mar. 31, 2020				4,312,500
Contribution from stockholder					4,086		4,086
Net income (loss)						8,261,624	8,261,624
Accretion of Class A common stocks subject to possible redemption					(152,355)	(14,460,466)	(14,612,821)
Class A common stock subject to possible redemption			$ (1,725)				(1,725)
Class A common stock subject to possible redemption (in Shares)			(17,250,000)
Balance at Mar. 31, 2021				$ 431		(6,345,499)	(6,345,068)
Balance (in Shares) at Mar. 31, 2021				4,312,500
Sale of 17,250,000 Units on February 2, 2021, net of warrant liability			$ 1,725				$ 1,725
Sale of 17,250,000 Units on February 2, 2021, net of warrant liability (in Shares)			17,250,000				17,250,000
Balance at Jun. 30, 2020				$ 431	148,269	(146,657)	$ 2,043
Balance (in Shares) at Jun. 30, 2020				4,312,500
Net income (loss)
Sale of common stock					4,086		4,086
Balance at Sep. 30, 2020				$ 431	152,355	(146,657)	6,129
Balance (in Shares) at Sep. 30, 2020				4,312,500
Net income (loss)						(114)	(114)
Balance at Dec. 31, 2020	$ 99,470,000			$ 431	152,355	(146,771)	6,015		2,286,000	(18,000)	(58,197,000)	(55,929,000)
Balance (in Shares) at Dec. 31, 2020	21,671,491	8,372,143		4,312,500				27,184,882
Issuance of common stock upon exercise of stock options									620,000			$ 620,000
Issuance of common stock upon exercise of stock options (in Shares)								434,025				359,025
Stock-based compensation									5,043,000			$ 5,043,000
Unrealized gain on available-for-sale, net of tax										(4,000)		(4,000)
Foreign currency translation adjustment										(21,000)		(21,000)
Net income (loss)											(37,242,000)	(37,242,000)
Balance at Dec. 31, 2021	$ 99,470,000			$ 431		(13,904,839)	(13,904,408)		7,949,000	(43,000)	(95,439,000)	(87,533,000)
Balance (in Shares) at Dec. 31, 2021	21,671,491	8,372,143		4,312,500				27,618,907
Balance at Mar. 31, 2021				$ 431		(6,345,499)	(6,345,068)
Balance (in Shares) at Mar. 31, 2021				4,312,500
Net income (loss)						(1,525,461)	(1,525,461)
Balance at Jun. 30, 2021				$ 431		(7,870,960)	(7,870,529)
Balance (in Shares) at Jun. 30, 2021				4,312,500
Balance at Mar. 31, 2021				$ 431		(6,345,499)	(6,345,068)
Balance (in Shares) at Mar. 31, 2021				4,312,500
Net income (loss)							(7,559,340)
Balance at Dec. 31, 2021	$ 99,470,000			$ 431		(13,904,839)	(13,904,408)		7,949,000	(43,000)	(95,439,000)	(87,533,000)
Balance (in Shares) at Dec. 31, 2021	21,671,491	8,372,143		4,312,500				27,618,907
Balance at Jun. 30, 2021				$ 431		(7,870,960)	(7,870,529)
Balance (in Shares) at Jun. 30, 2021				4,312,500
Net income (loss)						(6,394,588)	(6,394,588)
Balance at Sep. 30, 2021				$ 431		(14,265,548)	(14,265,117)
Balance (in Shares) at Sep. 30, 2021				4,312,500
Net income (loss)						360,709	360,709
Balance at Dec. 31, 2021	$ 99,470,000			$ 431		$ (13,904,839)	$ (13,904,408)		$ 7,949,000	$ (43,000)	$ (95,439,000)	$ (87,533,000)
Balance (in Shares) at Dec. 31, 2021	21,671,491	8,372,143		4,312,500				27,618,907